Leases (Schedule of Future Minimum Lease Payments Under Non-Cancellable Leases) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Operating leases
2019	$ 814	$ 1,394
2020	1,030	643
2021	639	449
2022	478	363
2023	452	363
After 2024	377	643
Total operating lease payments	3,790	$ 3,855
Less imputed interest	251
Total operating lease liabilities	$ 3,539